Selling, General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Selling, General And Administrative Expenses [Abstract]
Schedule Of Selling, General And Administrative Expenses

	Year ended December 31,
	2011	2012	2013
Personnel expenses (1) (3)	$52,262	$44,645	$55,654
Travel expenses	5,862	7,098	6,728
Professional services	13,159	17,906	13,253
Office expenses	3,943	3,506	3,443
Directors expenses	5,582	4,786	3,393
Aircraft management fee (2)	26,841	641	(477)
Mark-to-market on derivative instruments and foreign currency results	2,811	(2,914)	115
Other expenses	10,286	7,741	6,970
	$120,746	$83,409	$89,079

(1)Includes share-based compensation of $6,159, $7,128 and $9,292 in the years ended December 31, 2011, 2012 and

             2013, respectively.

(2)Includes a charge of $24,500 relating to the buy-out of the Genesis portfolio servicing rights in the year ended December 31, 2011.

(3)Includes termination and severance payments of $5,151 in the year ended December 31, 2011.